Derivative Financial Instruments (Details 2) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Fair values of derivatives on consolidated balance sheets
Other current assets	$ 500,000	$ 72,700,000
Other noncurrent assets	0	1,600,000
Asset Derivative	500,000	74,300,000
Other current liabilities	(48,400,000)	(200,000)
Other noncurrent liabilities	0	0
Liability derivative	(48,400,000)	(200,000)
Aggregate fair value of the derivative instruments with credit risk related contingent features in a net liability position	47,100,000	200,000
Cash collateral on deposit with derivative counterparties	0	0
Foreign exchange contracts | Derivatives not designated as cash flow hedges
Fair values of derivatives on consolidated balance sheets
Other current assets	0	27,300,000
Other noncurrent assets	0	1,600,000
Other current liabilities	(22,400,000)	0
Other noncurrent liabilities	0	0
Natural gas derivatives | Derivatives not designated as cash flow hedges
Fair values of derivatives on consolidated balance sheets
Other current assets	500,000	45,400,000
Other noncurrent assets	0	0
Other current liabilities	(26,000,000)	(200,000)
Other noncurrent liabilities	$ 0	$ 0